SUBSIDIARY PUBLIC ISSUERS - Additional Information (Details) $ / shares in Units, $ in Millions						12 Months Ended
	Nov. 06, 2019 CAD ($)	Feb. 05, 2019 USD ($) shares	Feb. 05, 2019 CAD ($) $ / shares shares	Oct. 30, 2018 CAD ($)	Oct. 10, 2017 CAD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Oct. 07, 2019 CAD ($)	Sep. 10, 2018 CAD ($)	Apr. 17, 2017 CAD ($)	Feb. 22, 2017 CAD ($)
Disclosure of information about consolidated structured entities [line items]
Notional Amount (U.S. Dollars)						$ 15,855	$ 9,966
Partnership units issued, net of costs and repurchases						$ 781	$ (16)	$ 992
Medium-term Notes, Maturing October 9, 2029
Disclosure of information about consolidated structured entities [line items]
Notional Amount (U.S. Dollars)									$ 500,000,000
Medium-term Notes, Maturing September 11, 2028
Disclosure of information about consolidated structured entities [line items]
Notional Amount (U.S. Dollars)										$ 500,000,000
Preferred Unitholders Capital
Disclosure of information about consolidated structured entities [line items]
Issued for cash (in shares) | shares						0	18,000,000	12,000,000
Preferred Unitholders Capital | BIPIC Series 1 Senior Preferred Shares
Disclosure of information about consolidated structured entities [line items]
Issued for cash (in shares) | shares		4,000,000	4,000,000
Number of share issued, price per share | $ / shares			$ 25
Quarterly fixed distribution rate		5.85%	5.85%
Underwriting related cost		$ 2
Share issue related cost		1
Preferred Unitholders Capital | BIPIC Series 1 Senior Preferred Shares | CAD
Disclosure of information about consolidated structured entities [line items]
Partnership units issued, net of costs and repurchases			$ 100,000,000
Preferred Unitholders Capital | BIPIC Series 1 Senior Preferred Shares | USD
Disclosure of information about consolidated structured entities [line items]
Partnership units issued, net of costs and repurchases		$ 75
Fixed interest rate | Medium-term Notes, Maturing October 9, 2029
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate						3.40%
Fixed interest rate | Medium Term Notes, Public - Canadian - Maturing October 30, 2020
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate						3.50%
Fixed interest rate | Medium-term Notes, Maturing September 11, 2028
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate						4.20%
Fixed interest rate | Medium-term Notes, Maturing February 22, 2024
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate						3.30%
Debt Issuers | Medium Term Notes, Public - Canadian - Maturing October 30, 2020
Disclosure of information about consolidated structured entities [line items]
Amount repaid	$ 375,000,000
Debt Issuers | Medium-term Notes, Maturing September 11, 2028
Disclosure of information about consolidated structured entities [line items]
Notional Amount (U.S. Dollars)										$ 500,000,000
Debt Issuers | Medium-term Notes, Maturing February 22, 2024
Disclosure of information about consolidated structured entities [line items]
Notional Amount (U.S. Dollars)											$ 400,000,000	$ 300,000,000
Debt Issuers | Medium Term Notes, Maturing October 30, 2018
Disclosure of information about consolidated structured entities [line items]
Amount repaid				$ 125,000,000	$ 400,000,000
Debt Issuers | Fixed interest rate | Medium-term Notes, Maturing October 9, 2029 | CAD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate									3.40%
Debt Issuers | Fixed interest rate | Medium-term Notes, Maturing September 11, 2028 | CAD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate										4.20%
Debt Issuers | Fixed interest rate | Medium-term Notes, Maturing September 11, 2028 | USD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate										4.70%
Debt Issuers | Fixed interest rate | Medium-term Notes, Maturing February 22, 2024 | CAD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate											3.30%	3.30%
Debt Issuers | Fixed interest rate | Medium-term Notes, Maturing February 22, 2024 | USD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate											4.00%	4.10%